UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2007

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Global Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.0%
Security	Shares	Value
Airlines — 0.6%
Air France-KLM	7,000	$302,859
British Airways PLC(1)	19,000	199,586
		$502,445
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$207,934
		$207,934
Automobiles — 1.6%
Honda Motor Co., Ltd. ADR	14,000	$519,820
Toyota Motor Corp.	14,000	939,730
		$1,459,550
Beverages — 2.2%
Diageo PLC ADR	5,000	$396,950
Fomento Economico Mexicano SA de CV ADR	7,500	827,250
Heineken Holding NV	5,000	210,552
InBev NV	7,300	482,544
		$1,917,296
Biotechnology — 1.2%
Celgene Corp.(1)	15,800	$842,140
Gilead Sciences, Inc.(1)	3,400	243,304
		$1,085,444
Building Products — 0.3%
Owens Corning, Inc.(1)	8,000	$256,080
		$256,080
Capital Markets — 3.6%
Amvescap PLC ADR	17,000	$405,790
Deutsche Bank AG	2,000	262,620
E*Trade Financial Corp.(1)	51,200	1,182,208
Fortress Investment Group LLC, Class A	1,980	59,796
UBS AG	21,000	1,237,594
		$3,148,008

Security	Shares	Value
Chemicals — 1.0%
Agrium, Inc.	12,000	$461,400
BASF AG ADR	4,500	457,695
		$919,095
Commercial Banks — 8.1%
Anglo Irish Bank Corp. PLC	16,000	$340,197
Australia and New Zealand Banking Group, Ltd.	15,000	346,918
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	487,200
Banco Santander Central Hispano SA ADR	47,000	871,850
Bank of Ireland	18,000	408,908
Barclays PLC ADR	18,000	1,053,540
BNP Paribas SA	4,500	468,395
Danske Bank A/S	10,000	460,627
DBS Group Holdings, Ltd.	30,000	418,635
HBOS PLC	10,000	211,179
Intesa Sanpaolo	55,000	398,694
Mitsubishi UFJ Financial Group, Inc. ADR	62,000	757,640
Societe Generale	2,200	369,307
Woori Finance Holdings Co., Ltd. ADR(1)	7,050	539,396
		$7,132,486
Commercial Services & Supplies — 0.3%
Copart, Inc.(1)	7,612	$224,173
		$224,173
Communications Equipment — 3.1%
CommScope, Inc.(1)	26,000	$1,000,220
Nokia Oyj ADR	22,000	480,260
Research in Motion, Ltd.(1)	7,264	1,021,391
Riverbed Technology, Inc.(1)	7,800	248,274
		$2,750,145
Computer Peripherals — 1.0%
Apple Computer, Inc.(1)	8,000	$676,880
Logitech International SA(1)	7,500	196,125
		$873,005
Construction & Engineering — 2.8%
Foster Wheeler, Ltd.(1)	35,000	$1,934,800
Vinci SA	4,000	551,865
		$2,486,665

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Construction Materials — 0.9%
Lafarge Malayan Cement Berhad	900,000	$375,324
Martin Marietta Materials, Inc.	3,700	463,684
		$839,008
Consumer Finance — 0.9%
Orix Corp.	3,000	$825,909
		$825,909
Containers & Packaging — 0.3%
Owens-Illinois, Inc.(1)	10,000	$237,600
		$237,600
Diversified Consumer Services — 1.5%
Apollo Group, Inc., Class A(1)	10,000	$472,900
Capella Education Co.(1)	5,353	175,097
DeVry, Inc.	21,800	602,552
Laureate Education, Inc.(1)	1,049	62,604
		$1,313,153
Diversified Financial Services — 1.9%
Fortis	7,000	$300,222
ING Groep NV ADR	32,900	1,405,817
		$1,706,039
Diversified Telecommunication Services — 2.2%
BT Group PLC ADR	22,000	$1,277,760
Koninklijke KPN NV	30,000	462,065
Telenor ASA	9,500	175,498
		$1,915,323
Electric Utilities — 2.5%
E. ON AG ADR	18,600	$811,146
Enel SPA	90,000	938,180
Scottish and Southern Energy PLC	17,000	477,590
		$2,226,916
Electrical Equipment — 0.7%
General Cable Corp.(1)	5,000	$249,750
Solarworld AG	4,700	338,844
		$588,594

Security	Shares	Value
Electronic Equipment & Instruments — 0.3%
Ibiden Co., Ltd.	4,600	$231,197
		$231,197
Energy Equipment & Services — 2.6%
Acergy SA ADR(1)	55,000	$1,041,150
Diamond Offshore Drilling, Inc.	5,500	428,010
Halliburton Co.	14,000	432,320
Tenaris SA ADR	9,000	408,690
		$2,310,170
Food & Staples Retailing — 0.9%
Shoppers Drug Mart Corp.	9,700	$422,397
Susser Holdings Corp.(1)	21,721	391,412
		$813,809
Food Products — 2.0%
Nestle SA	2,400	$891,084
Pilgrim's Pride Corp.	30,000	919,200
		$1,810,284
Health Care Equipment & Supplies — 1.5%
American Medical Systems Holdings, Inc.(1)	13,000	$264,420
Cyberonics, Inc.(1)	22,000	450,560
Synthes, Inc.	2,000	249,342
Thoratec Corp.(1)	17,083	335,681
		$1,300,003
Health Care Providers & Services — 1.1%
DaVita, Inc.(1)	4,600	$250,930
Henry Schein, Inc.(1)	10,200	532,134
Lincare Holdings, Inc.(1)	6,000	234,300
		$1,017,364
Hotels, Restaurants & Leisure — 1.2%
Cheesecake Factory, Inc. (The)(1)	12,500	$341,125
Pinnacle Entertainment, Inc.(1)	7,200	232,848
Scientific Games Corp., Class A(1)	15,000	490,500
		$1,064,473

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Durables — 0.5%
Sekisui House, Ltd.	29,000	$434,874
		$434,874
Industrial Conglomerates — 1.1%
Keppel Corp., Ltd.	80,000	$931,914
		$931,914
Insurance — 1.9%
Aviva PLC	20,000	$319,528
Axa ADR	27,200	1,161,168
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	238,589
		$1,719,285
Internet Software & Services — 3.0%
Ariba, Inc.(1)	46,088	$429,079
DealerTrack Holdings, Inc.(1)	10,000	289,500
Equinix, Inc.(1)	7,000	578,690
Google, Inc., Class A(1)	2,937	1,320,035
Switch & Data Facilities Co.(1)	1,035	20,162
		$2,637,466
IT Services — 1.4%
MasterCard, Inc., Class A	5,050	$541,259
MoneyGram International, Inc.	22,696	682,242
		$1,223,501
Machinery — 1.7%
Komatsu, Ltd.	32,000	$715,634
Titan International, Inc.	21,000	513,240
Vallourec SA	1,000	246,251
		$1,475,125
Media — 1.2%
Central European Media Enterprises, Ltd.(1)	2,800	$227,276
Comcast Corp., Class A(1)	16,650	428,238
Live Nation, Inc.(1)	8,400	194,376
XM Satellite Radio Holdings, Inc., Class A(1)	16,000	229,760
		$1,079,650
Metals & Mining — 6.3%
Aber Diamond Corp.	4,836	$172,937

Security	Shares	Value
Metals & Mining (continued)
Anglo American PLC ADR	21,000	$496,020
BlueScope Steel, Ltd.	29,000	213,732
Companhia Vale do Rio Doce ADR	24,000	709,200
Gammon Lake Resources, Inc.(1)	83,600	1,437,920
Golden Star Resources, Ltd.(1)	249,625	901,146
Rio Tinto PLC ADR	4,800	1,039,968
United States Steel Corp.	3,000	265,860
Western Copper Corp.(1)	32,000	42,301
Zinifex, Ltd.	21,000	276,748
		$5,555,832
Multiline Retail — 1.5%
Big Lots, Inc.(1)	7,400	$185,222
Bon-Ton Stores, Inc.	6,000	294,120
Saks, Inc.	42,000	811,440
		$1,290,782
Multi-Utilities — 1.4%
RWE AG	12,400	$1,262,166
		$1,262,166
Office Electronics — 1.6%
Canon, Inc.	25,350	$1,372,189
		$1,372,189
Oil, Gas & Consumable Fuels — 6.7%
ConocoPhillips	6,500	$425,230
ENI SPA ADR	5,000	306,150
Hess Corp.	29,000	1,538,450
Norsk Hydro ASA ADR	16,000	495,200
Petroleo Brasileiro SA ADR	7,000	571,060
SXR Uranium One, Inc.(1)	95,018	1,372,739
Total SA ADR	18,000	1,211,760
		$5,920,589
Personal Products — 0.9%
Herbalife, Ltd.(1)	14,317	$539,035
Playtex Products, Inc.(1)	17,000	233,070
		$772,105

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Pharmaceuticals — 4.0%
Adams Respiratory Therapeutics, Inc.(1)	5,000	$181,600
Eisai Co., Ltd.	4,400	223,864
Flamel Technologies SA ADR(1)	14,000	439,740
Ipsen SA	4,100	186,797
Novartis AG ADR(1)	8,000	443,440
Roche Holding AG	5,000	887,997
Shire PLC ADR	17,900	1,154,013
		$3,517,451
Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	12,217	$171,282
		$171,282
Real Estate Management & Development — 0.4%
Sun Hung Kai Properties, Ltd.	30,000	$355,185
		$355,185
Retail-Specialty and Apparel — 0.4%
Sports Direct International(1)	68,391	$381,983
		$381,983
Road & Rail — 0.5%
Canadian Pacific Railway, Ltd.	9,000	$480,690
		$480,690
Semiconductors & Semiconductor Equipment — 3.7%
Applied Micro Circuits Corp.(1)	70,000	$270,900
Atheros Communications, Inc.(1)	35,800	904,666
MEMC Electronic Materials, Inc.(1)	40,800	2,104,056
		$3,279,622
Software — 1.3%
i2 Technologies, Inc.(1)	32,000	$761,920
UbiSoft Entertainment SA(1)	8,000	351,115
		$1,113,035
Specialty Retail — 1.1%
Barnes & Noble, Inc.	5,500	$225,170
GameStop Corp., Class A(1)	9,300	487,506

Security	Shares	Value
Specialty Retail (continued)
OfficeMax, Inc.	5,600	$290,640
		$1,003,316
Textiles, Apparel & Luxury Goods — 0.0%
Heelys, Inc.(1)	1,380	$46,064
		$46,064
Tobacco — 2.7%
British American Tobacco PLC	15,000	$454,137
Loews Corp. - Carolina Group	26,435	1,904,113
		$2,358,250
Trading Companies & Distributors — 0.9%
Mitsubishi Corp.	30,000	$698,602
MSC Industrial Direct Co., Inc.	1,900	81,966
		$780,568
Wireless Telecommunication Services — 4.1%
Bouygues SA	3,000	$208,520
China Mobile, Ltd. ADR	7,500	348,225
NII Holdings, Inc., Class B(1)	14,400	1,020,096
Philippine Long Distance Telephone Co. ADR	12,000	588,000
Rogers Communications, Inc., Class B	31,600	1,031,740
Vodafone Group Plc (ADR)	14,000	390,600
		$3,587,181
Total Common Stocks (identified cost $69,073,112)		$83,912,273
Total Investments — 95.0% (identified cost $69,073,112)		$83,912,273
Other Assets, Less Liabilities — 5.0%		$4,482,815
Net Assets — 100.0%		$88,395,088

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	35.6%	$31,423,703
Canada	8.3	7,344,660
United Kingdom	8.0	7,104,631
Japan	7.8	6,927,393
France	6.3	5,497,777
Switzerland	4.5	3,905,583
Germany	3.8	3,371,060
Bermuda	2.4	2,162,076
Netherlands	2.4	2,078,434
Italy	1.9	1,643,024
Norway	1.9	1,711,848
Spain	1.5	1,359,050
Singapore	1.5	1,350,549
Brazil	1.4	1,280,260
Australia	0.9	837,398
Belgium	0.9	782,766
Mexico	0.9	827,250
Ireland	0.8	749,105
Philippines	0.7	588,000
Republic of Korea	0.6	539,395
Argentina	0.6	408,690
Denmark	0.6	460,627
Finland	0.5	480,260
China	0.4	348,225
Hong Kong	0.4	355,185
Malaysia	0.4	375,324
	95.0	$83,912,273

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of February 28, 2007

Assets
Investments, at value (identified cost, $69,073,112)	$83,912,273
Receivable for investments sold	5,221,662
Dividends and interest receivable	72,297
Tax reclaim receivable	78,933
Total assets	$89,285,165
Liabilities
Payable for investments purchased	$631,498
Demand note payable	100,000
Payable to affiliate for investment advisory fees	56,421
Payable to affiliate for administration fees	17,408
Due to custodian	15,337
Payable for open forward foreign currency contracts	1,392
Payable to affiliate for Trustees' fees	4
Accrued expenses	68,017
Total liabilities	$890,077
Net Assets applicable to investors' interest in Portfolio	$88,395,088
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$73,551,935
Net unrealized appreciation (computed on the basis of identified cost)	14,843,153
Total	$88,395,088

Statement of Operations

For the Six Months Ended
February 28, 2007

Investment Income
Dividends (net of foreign taxes, $27,039)	$504,001
Interest income allocated from affiliated investments	31,606
Interest	11,815
Expenses allocated from affliated investments	(2,970)
Total investment income	$544,452
Expenses
Investment adviser fee	$320,558
Administration fee	106,843
Trustees' fees and expenses	7,791
Custodian fee	90,490
Legal and accounting services	22,689
Miscellaneous	4,361
Total expenses	$552,732
Net investment loss	$(8,280)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,992,318
Foreign currency transactions	(24,673)
Net realized gain	$3,967,645
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$7,154,217
Foreign currency	1,266
Net change in unrealized appreciation (depreciation)	$7,155,483
Net realized and unrealized gain	$11,123,128
Net increase in net assets from operations	$11,114,848

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2007 (Unaudited)	Year Ended August 31, 2006
From operations — Net investment income (loss)	$(8,280)	$180,349
Net realized gain from investment transactions and foreign currency transactions	3,967,645	14,215,221
Net change in unrealized appreciation (depreciation) from investments and foreign currency	7,155,483	(4,236,016)
Net increase in net assets from operations	$11,114,848	$10,159,554
Capital transactions — Contributions	$8,552,507	$17,151,580
Withdrawals	(14,587,824)	(26,340,045)
Net decrease in net assets from capital transactions	$(6,035,317)	$(9,188,465)
Net increase in net assets	$5,079,531	$971,089
Net Assets
At beginning of period	$83,315,557	$82,344,468
At end of period	$88,395,088	$83,315,557

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2007		Year Ended August 31,
	(Unaudited)		2006	2005	2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction(2)	1.30	%(1)	1.29%	1.29%	1.25%	1.24%	1.15%
Expenses after custodian fee reduction(2)	1.30	%(1)	1.29%	1.29%	1.25%	1.24%	1.15%
Net investment income (loss)	(0.02)%		0.22%	0.40%	0.55%	0.35%	0.08%
Portfolio Turnover	40%		186%	130%	164%	93%	107%
Total Return	14.03%		13.44%	19.06%	5.42%	15.23%	(17.67)%
Net assets, end of period (000's omitted)	$88,395		$83,316	$82,344	$86,617	$99,073	$109,557

(1)  Annualized

(2)  The investment adviser voluntarily waived a portion of its investment advisory fee and/or the administrator subsidized certain operating expenses (equal to 0.04% of average daily net assets for 2006).

See notes to financial statements

Global Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on June 1, 1995. The Portfolio seeks to provide long-term capital growth by investing in a global and diversified portfolio of common stocks of companies expected to grow in value over time. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2007, the Eaton Vance Global Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management) an affiliated investment company managed by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company act of 1940. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Income Taxes — The portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or

Global Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

D  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is

Global Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM). Under the investment advisory agreement, BMR receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Pursuant to an investment sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. ("Eagle"), a portion of the advisory fee for sub-advisory services provided Global Growth Portfolio. The advisory fee payable by the Portfolio is reduced by the allocable portion of the advisory fee paid by Cash Management. For the six months ended February 28, 2007, the Fund's allocated portion of the advisory fee paid by Cash Management totaled $2,906. The advisory fee incurred directly by the Portfolio amounted to $323,464. For the six months ended February 28, 2007, the effective annual rate of investment advisory fees paid or accrued on a direct or indirect basis by the Portfolio based on average net assets was 0.75%. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2007, the administration fee was 0.25% of average net assets for such period and amounted to $106,843. BMR and Eagle have also agreed to reduce their respective investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2007 there was no amount waived subsequent to such agreement. Except as to the Trustees of the Portfolio who are not members of the Advisers or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio that are not affiliated with Advisers BMR and Eagle may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

  3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $33,679,157 and $43,184,194, respectively, for the six months ended February 28, 2007.

  4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007, as determined on a federal income tax basis, are as follows:

Aggregate cost	$69,073,112
Gross unrealized appreciation	$15,655,540
Gross unrealized depreciation	(816,379)
Net unrealized appreciation	$14,839,161

The net unrealized appreciation on foreign currency was $3,992.

  5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

Global Growth Portfolio as of February 28, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

  6  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments may include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

The Portfolio did not have any open obligations under these financial instruments at February 28, 2007.

  7  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2007. The outstanding balance pursuant to the above mentioned contract was $100,000 at February 28, 2007.

  8  Overdraft Advance

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio's assets to the extent of any overdraft. At February 28, 2007, the Portfolio had a payment due to IBT pursuant to the foregoing arrangement of $15,337.

  9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No.109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee considered the continuance of the investment advisory agreement of the Global Growth Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Global Growth Fund (the "Fund") invests, with Boston Management and Research ("BMR" or the "Adviser") and with Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"). After consideration and upon recommendation of the Special Committee, the Board decided to approve the continuance of the investment advisory agreement with BMR, which advises the domestic portion of the Portfolio, but not to approve the continuance of the investment advisory agreement with Lloyd George, co-investment adviser of the Portfolio, which has managed the foreign portion of the Portfolio.

The Special Committee instead recommended that the Board appoint, and the Board elected to appoint, Eagle Global Advisors, L.L.C., ("Eagle") as the new investment adviser for the foreign portion of the Portfolio, pursuant to an interim advisory agreement until shareholder approval could be obtained for a permanent agreement. The Special Committee also recommended that the Board seek approval of shareholders to change the advisory structure of the Portfolio from the current structure, which uses two co-investment advisers, to a sub-advisory structure under which BMR would serve as adviser and Eagle would become the sub-adviser and would manage the foreign portion of the Portfolio under the supervision of BMR. Therefore, the Special Committee recommended approval of the interim advisory agreement with Eagle pending shareholder approval of the new arrangements. The Special Committee considered the fact that the new interim advisory agreement, as well as the proposed new advisory structure, would result in cost savings for the Fund. The Special Committee concluded that the investment advisory agreement with BMR and the interim investment advisory agreement with Eagle including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and interim advisory agreement with Eagle of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and to be provided by Eagle.

The Board considered BMR's and Eagle's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle's management of the foreign portion of the Portfolio. The Board specifically noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the interim investment advisory agreement with respect to Eagle.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant considerations, the Board concluded that the performance of the domestic portion of the Portfolio, which is managed by BMR, is satisfactory. However, the Board concluded that the performance of the non-domestic portion of the Portfolio has been unsatisfactory and that a change in the identity of the organization primarily responsible for managing this portion of the Portfolio's assets would be appropriate. The Board concluded that the performance of the non-domestic portion of the Portfolio can be expected to improve by delegating primary responsibility to Eagle for this portion of the Portfolio.

Management Fees and Expenses

The Board reviewed management fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the new interim arrangements, as well as the new advisory structure, will result in lower total expenses for the Fund in the future.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates and expected to be realized by Eagle are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Global Growth Fund

Officers Thomas E. Faust, Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Global Growth Portfolio

Officers
Duncan W. Richardson
President
Edward R. Allen, III
Vice President
Arieh Coll
Vice President
Thomas N. Hunt, III
Vice President
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Global Growth Portfolio

Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-4/07  IASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	April 12, 2007

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 12, 2007